PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 18,398,024	$ 19,301,169
Less: Accumulated depreciation	(15,033,258)	(15,269,635)
Property, plant and equipment, net	3,371,387	4,031,534
Construction- in-progress	6,621	0
Depreciation expense	548,553	705,289	$ 793,844
Long-term bank loans
Property, Plant and Equipment [Line Items]
Property pledged as collateral	0	340,140
Plant and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	3,885,849	4,090,603
Less: Accumulated depreciation	(2,765,332)	(2,781,302)
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	14,047,271	14,743,997
Less: Accumulated depreciation	(11,216,276)	(12,080,380)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	344,226	340,271
Less: Accumulated depreciation	(292,464)	(298,219)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	120,678	126,298
Less: Accumulated depreciation	(759,186)	(109,734)
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Unrealized foreign exchange translation gain/(loss)	$ 183,640	$ 251,912	$ 323,040